Earnings Per Share - Reconciliation of Basic and Diluted Earnings (Loss) Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Basic:
Net income (loss) attributable to CNH Industrial		$ 196	$ 43
Weighted average common shares outstanding—basic		1,363	1,363
Basic earnings (loss) per share		$ 0.14	$ 0.03	[1]
Diluted:
Net income (loss) attributable to CNH Industrial		$ 196	$ 43
Weighted average common shares outstanding—basic		1,363	1,363
Effect of dilutive securities (when dilutive):
Stock compensation plans	[2]	5	3
Weighted average common shares outstanding—diluted		1,368	1,366
Diluted earnings (loss) per share		$ 0.14	$ 0.03	[1]

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[2]	For the three months ended March 31, 2017, 0.1 million shares were excluded from the computation of diluted earnings per share as the impact of these shares (related to stock options) would have been anti-dilutive.